COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 83,226,140	$ 96,710,556	$ 51,111,510
Interest on promissory notes	93,035,284	146,926,625	139,431,514
Interest on personal loans	117,122,816	144,712,780	200,661,520
Interest on corporate unsecured loans	151,610,849	209,330,644	110,432,628
Interest on credit card loans	49,361,823	91,472,208	99,889,931
Interest on mortgage loans	145,917,120	135,796,466	122,835,539
Interest on automobile and other secured loan	56,906,745	27,383,291	28,576,191
Interest on foreign trade loans	9,591,092	6,925,018	8,732,829
Interest on financial leases	27,419,703	38,910,900	31,059,130
Interest on public and private securities measured at amortized cost	492,340,275	1,236,666,154	842,787,376
Other	434,761,000	386,208,896	72,520,310
Total	$ 1,661,292,847	$ 2,521,043,538	$ 1,708,038,478